Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series B Convertible Preferred Stock	Class A Common Stock	Class B Common Stock	Preferred Stock	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid- In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		18,604,653	13,291,208	47,131,133
Beginning balance at Dec. 31, 2021		$ 34,414	$ 28,675	$ 114,818
Ending balance at Dec. 31, 2022	$ 244,366	$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Dec. 31, 2022		18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Dec. 31, 2021							0
Beginning balance (in shares) at Dec. 31, 2021								0	419,783	0
Beginning balance at Dec. 31, 2021	(91,875)						$ 0	$ 0	$ 0	$ 0	$ 3,773	$ (95,648)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,252
Class A common stock issued upon exercise of stock options (in shares)									8,551
Class A common stock issued upon exercise of stock options	73
Net loss	(55,189)				$ (55,189)	$ 0
Ending balance at Dec. 31, 2022	$ (145,739)						$ 0	$ 0	$ 0	$ 0	5,098	(150,837)
Ending balance (in shares) at Dec. 31, 2022	0				428,334	0		0	428,334	0
Ending balance (in shares) at Dec. 31, 2022	0						0
Ending balance at Mar. 31, 2023		$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Mar. 31, 2023		18,604,653	13,291,208	74,405,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 293										293
Class A common stock issued upon exercise of stock options (in shares)									13,532
Class A common stock issued upon exercise of stock options	112										112
Net loss	(12,263)											(12,263)
Ending balance at Mar. 31, 2023	(157,597)						$ 0	$ 0	$ 0	$ 0	5,503	(163,100)
Ending balance (in shares) at Mar. 31, 2023								0	441,866	0
Ending balance (in shares) at Mar. 31, 2023							0
Beginning balance (in shares) at Dec. 31, 2022		18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	$ 244,366	$ 34,414	$ 28,675	$ 181,277
Ending balance at Sep. 30, 2023		$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Sep. 30, 2023		18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Dec. 31, 2022	0						0
Beginning balance (in shares) at Dec. 31, 2022	0				428,334	0		0	428,334	0
Beginning balance at Dec. 31, 2022	$ (145,739)						$ 0	$ 0	$ 0	$ 0	5,098	(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(38,700)				$ (38,700)	$ 0
Ending balance at Sep. 30, 2023	(183,209)						$ 0	$ 0	$ 0	$ 0	6,328	(189,537)
Ending balance (in shares) at Sep. 30, 2023								0	448,644	0
Ending balance (in shares) at Sep. 30, 2023							0
Beginning balance (in shares) at Dec. 31, 2022		18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	$ 244,366	$ 34,414	$ 28,675	$ 181,277
Beginning balance (in shares) at Dec. 31, 2022	0						0
Beginning balance (in shares) at Dec. 31, 2022	0				428,334	0		0	428,334	0
Beginning balance at Dec. 31, 2022	$ (145,739)						$ 0	$ 0	$ 0	$ 0	5,098	(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					$ (49,971)	$ 0
Ending balance (in shares) at Dec. 18, 2023					12,823,665
Beginning balance (in shares) at Dec. 31, 2022		18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	244,366	$ 34,414	$ 28,675	$ 181,277
Ending balance at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2023		0	0	0
Beginning balance (in shares) at Dec. 31, 2022	0						0
Beginning balance (in shares) at Dec. 31, 2022	0				428,334	0		0	428,334	0
Beginning balance at Dec. 31, 2022	$ (145,739)						$ 0	$ 0	$ 0	$ 0	5,098	(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 1,418										1,418
Class A common stock issued upon exercise of stock options (in shares)	20,348								20,348
Class A common stock issued upon exercise of stock options	$ 168										168
Net loss	(36,317)											(36,317)
Ending balance at Dec. 31, 2023	$ 186,024						$ 0	$ 0	$ 0	$ 0	373,178	(187,154)
Ending balance (in shares) at Dec. 31, 2023	12,823,665				0	0		12,823,665	0	0
Ending balance (in shares) at Dec. 31, 2023	0						0
Beginning balance (in shares) at Mar. 31, 2023		18,604,653	13,291,208	74,405,719
Beginning balance at Mar. 31, 2023		$ 34,414	$ 28,675	$ 181,277
Ending balance at Jun. 30, 2023		$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Jun. 30, 2023		18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Mar. 31, 2023							0
Beginning balance (in shares) at Mar. 31, 2023								0	441,866	0
Beginning balance at Mar. 31, 2023	$ (157,597)						$ 0	$ 0	$ 0	$ 0	5,503	(163,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	384										384
Class A common stock issued upon exercise of stock options (in shares)									2,751
Class A common stock issued upon exercise of stock options	20										20
Net loss	(11,860)											(11,860)
Ending balance at Jun. 30, 2023	(169,053)						$ 0	$ 0	$ 0	$ 0	5,907	(174,960)
Ending balance (in shares) at Jun. 30, 2023								0	444,617	0
Ending balance (in shares) at Jun. 30, 2023							0
Ending balance at Sep. 30, 2023		$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Sep. 30, 2023		18,604,653	13,291,208	74,405,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	386										386
Class A common stock issued upon exercise of stock options (in shares)									4,027
Class A common stock issued upon exercise of stock options	35										35
Net loss	(14,577)											(14,577)
Ending balance at Sep. 30, 2023	(183,209)						$ 0	$ 0	$ 0	$ 0	6,328	(189,537)
Ending balance (in shares) at Sep. 30, 2023								0	448,644	0
Ending balance (in shares) at Sep. 30, 2023							0
Ending balance at Dec. 31, 2023	0	$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2023		0	0	0
Beginning balance (in shares) at Dec. 18, 2023					12,823,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	13,654
Ending balance at Dec. 31, 2023	$ 186,024						$ 0	$ 0	$ 0	$ 0	373,178	(187,154)
Ending balance (in shares) at Dec. 31, 2023	12,823,665				0	0		12,823,665	0	0
Ending balance (in shares) at Dec. 31, 2023	0						0
Ending balance at Mar. 31, 2024		$ 0	$ 0	$ 0
Ending balance (in shares) at Mar. 31, 2024		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 1,045										1,045
Class A common stock issued upon exercise of stock options (in shares)								37,330
Class A common stock issued upon exercise of stock options	629										629
Net loss	(16,921)											(16,921)
Ending balance at Mar. 31, 2024	170,777						$ 0	$ 0	$ 0	$ 0	374,852	(204,075)
Ending balance (in shares) at Mar. 31, 2024								12,860,995	0	0
Ending balance (in shares) at Mar. 31, 2024							0
Beginning balance (in shares) at Dec. 31, 2023		0	0	0
Beginning balance at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0
Ending balance at Sep. 30, 2024		$ 0	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2024		0	0	0
Beginning balance (in shares) at Dec. 31, 2023	0						0
Beginning balance (in shares) at Dec. 31, 2023	12,823,665				0	0		12,823,665	0	0
Beginning balance at Dec. 31, 2023	$ 186,024						$ 0	$ 0	$ 0	$ 0	373,178	(187,154)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock issued upon exercise of stock options (in shares)	83,795
Net loss	$ (55,630)
Ending balance at Sep. 30, 2024	$ 137,414						$ 0	$ 0	$ 0	$ 0	380,198	(242,784)
Ending balance (in shares) at Sep. 30, 2024	13,010,867							13,010,867	0	0
Ending balance (in shares) at Sep. 30, 2024	0						0
Beginning balance (in shares) at Mar. 31, 2024		0	0	0
Beginning balance at Mar. 31, 2024		$ 0	$ 0	$ 0
Ending balance at Jun. 30, 2024		$ 0	$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2024		0	0	0
Beginning balance (in shares) at Mar. 31, 2024							0
Beginning balance (in shares) at Mar. 31, 2024								12,860,995	0	0
Beginning balance at Mar. 31, 2024	$ 170,777						$ 0	$ 0	$ 0	$ 0	374,852	(204,075)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,314										2,314
Shares issued upon the exercise of pre-funded warrants (in shares)								103,407
Class A common stock issued upon exercise of stock options (in shares)								24,806
Class A common stock issued upon exercise of stock options	415										415
Net loss	(18,492)											(18,492)
Ending balance at Jun. 30, 2024	155,014						$ 0	$ 0	$ 0	$ 0	377,581	(222,567)
Ending balance (in shares) at Jun. 30, 2024								12,989,208	0	0
Ending balance (in shares) at Jun. 30, 2024							0
Ending balance at Sep. 30, 2024		$ 0	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2024		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,474										2,474
Class A common stock issued upon exercise of stock options (in shares)								21,659
Class A common stock issued upon exercise of stock options	143										143
Net loss	(20,217)											(20,217)
Ending balance at Sep. 30, 2024	$ 137,414						$ 0	$ 0	$ 0	$ 0	$ 380,198	$ (242,784)
Ending balance (in shares) at Sep. 30, 2024	13,010,867							13,010,867	0	0
Ending balance (in shares) at Sep. 30, 2024	0						0